DEBTS PAYABLE AND SENIOR SECURED NOTES - Total debts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debt obligations	$ 473,242
Less: Unamortized debt issuance costs	(40,092)
Less: Unamortized debt discount	(16,791)
Less: Unamortized debt premium	(5,885)
Total debts payable, net	410,474
Less: current portion	(24,828)	$ (23,152)
Total long term debts payable, net	385,646	411,306
Senior secured notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debt obligations	293,250
Debts payable
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debt obligations	179,992	$ 472,663	$ 480,206
Total debts payable, net	$ 410,474